TYPE>			13F-HR
<PERIOD>		12/31/06
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE			212-317-0200
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED December 31, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)[ ] is a restatement.
				        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	126 East 56 Street
		Suite 1510
		New York, NY 10022

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  Chief Compliance Officer
Phone:  212-317-0200
Signature, Place, and Date of Signing:
Nancy J. O. Luburich, New York, NY, February 12, 2007


Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:


Form 13 F Information Table Value Total: $ 163,125,184



			Form 13 F information Table
					Title of	       Value	   Shares/	 Sh/	Put/	Invstmt	Other	  Voting Authority
Name of Issuer				Class	  CUSIP	     (x$1000)	   PRN AMT	PRN	Call	Dscretn	Mngrs	Sole	Shared	None

Accenture, Ltd.				COM	G1150G111	2108	   57075	SH		SOLE		57075	0	0
AFLAC Inc				COM	001055102	 533	   11585	SH		SOLE		11585	0	0
AllianceBernstein Holding LP		COM	01881G106	2880       35825	SH		SOLE		35825	0	0
Aluminum Corp of China 	    	     SPON ADR	022276109	 376	   16000	SH		SOLE		16000	0	0
American Express Corp			COM	025816109	2264	   37315	SH		SOLE		37315	0	0
American Int'l Group			COM	026874107	1494	   20850	SH		SOLE		20850	0	0
American Sci & Engineering		COM	029429107	 411	    6900	SH		SOLE		 6900	0	0
Amgen Inc.				COM	031162100	2136	   31270	SH		SOLE		31270	0	0
Apple Computer, Inc.			COM	037833100	1953	   23025	SH		SOLE		23025	0	0
Armor Holdings, Inc.			COM	042260109	 843	   15375	SH		SOLE		15375	0	0
AT&T Inc.				COM	00206R102	3451	   96545	SH		SOLE		96545	0	0
Automatic Data Process, Inc		COM	053015103	1940	   39385	SH		SOLE		39385	0	0
B&G Foods, Inc.				COM	05508R205	 665	   33200	SH		SOLE		33200	0	0
BankAmerica Corp.			COM	060505104	1033	   19350	SH		SOLE		19350	0	0
Barclays PLC ADR			ADR	06738E204	1035	   17800	SH		SOLE		17800	0	0
Barr Laboratories, Inc.			COM	068306109	2068	   41262	SH		SOLE		41262	0	0
Boston Properties, Inc.			COM	101121101	 448	    4000	SH		SOLE		 4000	0	0
Boston Scientific			COM	101137107	 587	   34165	SH		SOLE		34165	0	0
BP P.L.C.		     	     SPON ADR	055622104	1409	   20995	SH		SOLE		20995	0	0
Bristol-Myers Squibb Co.		COM	110122108	 945	   35900	SH		SOLE		35900	0	0
C.R. Bard, Inc.				COM	067383109	1323	   15950	SH		SOLE		15950	0	0
Cadbury Schweppes PLC			ADR	127209302	2309	   53790	SH		SOLE		53790	0	0
Canetic Resources Trust			COM	137513107	 417	   30000	SH		SOLE		30000	0	0
Celanese Corp. Conv. Perp 4		PFD CV	150870202	 542	   15050	SH		SOLE		15050	0	0
CharterMac		    	    SH BEN INT	160908109	 451	   21000	SH		SOLE		21000	0	0
Chesapeake Energy Corp			COM	165167107	1044	   35925	SH		SOLE		35925	0	0
ChevronTexaco Corp			COM	166764100	2591	   35235	SH		SOLE		35235	0	0
Chunghwa Telecom Co., Ltd.   	     SPON ADR	17133Q205	 713	   36159	SH		SOLE		36159	0	0
Cisco Systems Inc.			COM	17275R102	2364	   86500	SH		SOLE		86500	0	0
CitiGroup				COM	172967101	3629   	   65150	SH		SOLE		65150	0	0
Citizens Communications Co		COM	17453B101	 316	   22000	SH		SOLE		22000	0	0
Consolidated Comm Ho			COM	209034107	 437	   20900	SH		SOLE		20900	0	0
Constellation Brands, Inc.		COM	21036P108	 450	   15514	SH		SOLE		15514	0	0
Costco Wholesale Corp			COM	22160K105	1952	   36920	SH		SOLE		36920	0	0
CVS Corp.				COM	126650100	2075	   67120	SH		SOLE		67120	0	0
Devon Energy Corp			COM	25179M103	1406	   20965	SH		SOLE		20965	0	0
Diageo PLC ADR	       	     	     SPON ADR	25243Q205	1087	   13700	SH		SOLE		13700	0	0
Diamond Offshore Drill Inc		COM	25271C102	1374	   17185	SH		SOLE		17185	0	0
Disney (Walt) Co.			COM	254687106	2121	   61900	SH		SOLE		61900	0	0
Dominion Resources Inc.			COM	25746U109	 839	   10005	SH		SOLE		10005	0	0
Dow Chemical Co				COM	260543103	 726	   18200	SH		SOLE		18200	0	0
Eagle Bulk Shipping, Inc.		COM	Y2187A101	 615	   35450	SH		SOLE		35450	0	0
Eli Lilly & Co.				COM	532457108	 204	    3915	SH		SOLE		 3915	0	0
EMC Corp				COM	268648102	1741      131900	SH		SOLE	       131900	0	0
Energy Transfer Partners, LP		COM	29273R109	 368	    6800	SH		SOLE		 6800	0	0
ENI S.p.A.		    	     SPON ADR	26874R108	 792	   11775	SH		SOLE		11775	0	0
Enterprise Products ParT L		COM	293792107	 697	   24050	SH		SOLE		24050	0	0
Equity Residential	   	   SH BEN INT	29476L107	 650	   12800	SH		SOLE		12800	0	0
Exxon Mobil Corp			COM	30231G102	 811  	   10589	SH		SOLE		10589	0	0
FinCl Select Sector SPDR F 	  SBI INT FINL	81369Y605	 578	   15720	SH		SOLE		15720	0	0
First Energy Corp.			COM	337932107	 892	   14800	SH		SOLE		14800	0	0
Fluor Corp				COM	343412102	1748	   21405	SH		SOLE		21405	0	0
FPL Group, Inc.				COM	302571104	1131	   20788	SH		SOLE		20788	0	0
General Electric Co.			COM	369604103	 605	   16250	SH		SOLE		16250	0	0
GlaxoSmithKline PLC	      	     SPON ADR	37733W105	2690	   50980	SH		SOLE		50980	0	0
Hartford Fincl Services Gr		COM	416515104	 533	    5715	SH		SOLE		 5715	0	0
Hess Corporation			COM	42809H107	 327	    6600	SH		SOLE		 6600	0	0
HSBC Holdings		     	     SPON ADR	404280406	 843	    9200	SH		SOLE		 9200	0	0
Inergy, L.P.	          	  UNIT LTD PTNR	456615103	 447	   15000	SH		SOLE		15000	0	0
Intel Corp.				COM	458140100	1492	   73665	SH		SOLE		73665	0	0
iShares D J Transport    	 TRANS AVE IDX	464287192	 367	    4485	SH		SOLE		 4485	0	0
iShares MSCI EAFE Indx Fd 	 MSCI EAFE IDX	464287465      16218      221490	SH		SOLE	       221490	0	0
iShares MSCI Emerg Mrkts 	MSCI EMERG MKT	464287234	3939	   34500	SH		SOLE		34500	0	0
iShares Russell Midcap Indx F	RUSSELL MIDCAP	464287499	5208	   52168	SH		SOLE		52168	0	0
J.P. Morgan Chase & Co.			COM	46625H100	2587	   53565	SH		SOLE		53565	0	0
Kinder Morgan Management, LLC		SHS	49455U100	 882	   19313	SH		SOLE		19313	0	0
K-Sea Transportation Partners,		COM	48268Y101	 668	   18500	SH		SOLE		18500	0	0
L-3 Comm Holdings, Inc			COM	502424104	1692	   20690	SH		SOLE		20690	0	0
Lafarge S.A.			    SPON ADR	505861401	 218	    5850	SH		SOLE		 5850	0	0
Lance Inc.				COM	514606102	 737	   36700	SH		SOLE		36700	0	0
Lehman Bros. Hldgs Inc.			COM	524908100	2515	   32200	SH		SOLE		32200	0	0
Lowes Companies Inc.			COM	548661107	2022	   64900	SH		SOLE		64900	0	0
Macerich Company			COM	554382101	 565	    6525	SH		SOLE		 6525	0	0
Mack-Cali Realty Corp			COM	554489104	 648	   12700	SH		SOLE		12700	0	0
Macquarie Infrastructure Co		COM	55607X108	 944	   26600	SH		SOLE		26600	0	0
Magellan Midstream Partners 		COM	559080106	 710	   18400	SH		SOLE		18400	0	0
McDonald's Corp.			COM	580135101	2131	   48082	SH		SOLE		48082	0	0
MeadWestvaco Corp			COM	583334107	 782	   26000	SH		SOLE		26000	0	0
Medtronic Inc.				COM	585055106	 416	    7765	SH		SOLE		 7765	0	0
Merrill Lynch & Co. Inc.		COM	590188108	2444	   26255	SH		SOLE		26255	0	0
Microsoft Corp.				COM	594918104	2331	   78070	SH		SOLE		78070	0	0
Nasdaq Stock Market, Inc.		COM	631103108	2441	   79285	SH		SOLE		79285	0	0
Nice Systems, Ltd.		     SPON ADR	653656108	 863	   28050	SH		SOLE		28050	0	0
Norsk Hydro ASA			     SPON ADR	656531605	 228	    7450	SH		SOLE		 7450	0	0
Oil Service Holders Trust	    DEPO RCPT	678002106	1522	   10900	SH		SOLE		10900	0	0
Omnicare Capital Trust II 4% P	     PFD B TR	68214Q200	 215	    4000	SH		SOLE		 4000	0	0
Omnicare, Inc.				COM	681904108	 512	   13250	SH		SOLE		13250	0	0
OSI Systems, Inc.			COM	671044105	 420	   20050	SH		SOLE		20050	0	0
Penn West Energy Trust		     TR UNIT	707885109	 620	   20280	SH		SOLE		20280	0	0
Pepsico, Inc.				COM	713448108	2186	   34955	SH		SOLE		34955	0	0
Plum Creek Timber Company Inc.		COM	729251108	 658	   16500	SH		SOLE		16500	0	0
PPG Industries, Inc.			COM	693506107	 796	   12400	SH		SOLE		12400	0	0
R.R. Donnelley & Sons Co		COM	257867101	 971	   27325	SH		SOLE		27325	0	0
Rayonier Inc.				COM	754907103	 836	   20367	SH		SOLE		20367	0	0
Royal Bank of Scotland Group P 	    SPON ADR	780097788	 254	   10500	SH		SOLE		10500	0	0
Saks Incorporated			COM	79377W108	 533	   29900	SH		SOLE		29900	0	0
Sanofi-Aventis			    SPON ADR	80105N105	1886	   40850	SH		SOLE		40850	0	0
Schering-Plough Corp. 6.00% MC	     PFD CV	806605606	 522	    9170	SH		SOLE		 9170	0	0
Schlumberger Ltd.			COM	806857108	1502	   23780	SH		SOLE		23780	0	0
Scottish Power PLC		    SPON ADR	81013T804	 981	   16785	SH		SOLE		16785	0	0
Seagate Technology			SHS	G7945J104	1960	   73975	SH		SOLE		73975	0	0
ServiceMaster Co			COM	81760N109	1034	   78900	SH		SOLE		78900	0	0
Shaw Group, Inc.			COM	820280105	1856	   55395	SH		SOLE		55395	0	0
Southern Peru Copper Corp		COM	84265V105	 873	   16200	SH		SOLE		16200	0	0
Taiwan Semiconductor Manufact	     SPON ADR	874039100	 710	   65000	SH		SOLE		65000	0	0
Telecom Corp of New Zealand	     SPON ADR	879278208	 633	   23500	SH		SOLE		23500	0	0
Travelers Pty Casualty 4.5% Co	    NT CV JR	89420G307	 274	   10500	SH		SOLE		10500	0	0
United Technologies Corp.		COM	913017109	2025	   32385	SH		SOLE		32385	0	0
Univision Communications, Inc.	       CL A	914906102	2205	   62250	SH		SOLE		62250	0	0
Verizon Communications			COM UNT	92343V104	3002	   80615	SH		SOLE		80615	0	0
Vulcan Materials Co			COM	929160109	2077	   23115	SH		SOLE		23115	0	0
Waste Management, Inc.			COM	94106L109	1950	   53020	SH		SOLE		53020	0	0
Wellpoint, Inc.				COM	94973V107	1455	   18490	SH		SOLE		18490	0	0
Weyerhaeuser Company			COM	962166104	2478	   35080	SH		SOLE		35080	0	0
Witness Systems, Inc.			COM	977424100	 716	   40825	SH		SOLE		40825	0	0